Right-of-Use Asset (Tables) - Blade Urban Air Mobility [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Schedule of balance sheet information relating to leases

	As of
	March	September 30,
Operating leases:	31, 2021	2020
Operating right-of-use asset	$569	$737
Operating lease liability, current	394	430
Operating lease liability, long term	125	291

		As of
	Balance Sheet	September 30,	September 30,
	Location	2020	2019
Operating leases:
Right-of-use asset	Operating Right-of-use asset	$737	$397
Operating lease liability, current	Operating lease liability, current	430	195
Operating lease liability, long term	Operating lease Liability, long term	291	175

Summary of lease cost and other information

	For the Three Months Ended March 31,		For the Six Months Ended March 31,
Lease cost	2021	2020	2021	2020
Short-term lease cost	$12	$8	$52	$30
Operating lease cost	115	138	227	182
Total	$127	$146	$279	$212

	As of March 31,	As of September 30,
	2021	2020
Weighted-average discount rate – operating lease	5.00%	5.00%
Weighted-average remaining lease term – operating lease (in months)	16	21

	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
Lease cost
Short-term lease cost	$60	$340
Operating lease cost	421	109
Total	$481	$449

Other information related to leases is presented below:

As of September 30,
2020
Other information
Weighted-average discount rate – operating lease	5.00%
Weighted-average remaining lease term – operating lease (in months)	21

Schedule of expected annual minimum lease payments

For the Years Ended September 30,
2021 (six months)	$233
2022	270
2023	36
Total future minimum lease payments, undiscounted	539
Less: Imputed interest for leases in excess of one year	20
Present value of future minimum lease payments	$519
Present value of future minimum lease payments - current	$394
Present value of future minimum lease payments - non-current	$125

For Years September 30,
2021	$455
2022	264
2023	36
Total future minimum lease payments, undiscounted	755
Less: Imputed interest for leases in excess of one year	34
Present value of future minimum lease payments	$721
Present value of future minimum lease payments – current	$430
Present value of future minimum lease payments, non-current	$291